General and Administrative Expenses - Summary of General and Administrative Expenses (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Expenses by nature [abstract]
Personnel	R$ (55,057)	R$ (37,175)	R$ (33,748)
Stock Option Plan	(3,670)	0	0
Profit sharing	(98,970)	(37,198)	(28,788)
Employee benefits expense	(157,697)	(74,373)	(62,536)
Third party expense	(38,891)	(24,651)	(19,497)
Right of use assets depreciation	(9,812)	(8,586)	(10,521)
Depreciation and amortization	(3,917)	(4,642)	(5,998)
Other operating expenses	(4,240)	(5,199)	(5,021)
Travel and representations	(1,271)	(933)	(3,589)
Condominium expenses	(2,598)	(2,818)	(2,953)
Payroll taxes	(3,669)	(2,132)	(2,230)
Rental expense	(540)	(428)	(313)
Telephony services	(242)	(278)	(315)
Legal	(99)	(146)	(204)
Trade receivables allowance	(21)	(59)	(69)
Office consumables	(1)	0	(41)
General and administrative expense	R$ (222,998)	R$ (124,245)	R$ (113,287)